Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)
Accounts receivable, allowance for doubtful accounts	$ 8,033		$ 9,732
Ordinary shares, nominal value		€ 1		€ 1
Ordinary shares, shares authorized	47,220,041	47,220,041	47,220,041	47,220,041
Ordinary shares, shares issued	28,220,041	28,220,041	28,220,041	28,220,041
Ordinary shares, shares outstanding	28,220,041	28,220,041	28,220,041	28,220,041